Shareholders' Equity - Preferred Stock and Trust Preferred Securites (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2011 Exchange Offer [Member]	Dec. 31, 2011 Exchange Offer [Member] Series D Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series E Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series J Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series K Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series M Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 1 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 2 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 3 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 4 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 5 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Series 6 Preferred Stock [Member]		Dec. 31, 2011 Exchange Offer [Member] Non-Convertible Preferred Stock [Member]	Dec. 31, 2011 Exchange Offer [Member] Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Shares Exchanged	467,000,000	323,000,000	304,576	260		5,915		1,058		4,929		4,958		1,215		5,436		563		2,203		3,288		5,612		35,437	269,139
Liquidation Value			$ 1,084	$ 7	[1],[2]	$ 148	[1],[2]	$ 26	[1],[2]	$ 123	[1],[2]	$ 124	[1],[2]	$ 36	[1],[2]	$ 163	[1],[2]	$ 17	[1],[2]	$ 66	[1],[2]	$ 99	[1],[2]	$ 6	[1],[2]	$ 815	$ 269	[1],[2]
Preferred Share Exchanged Carrying Value	$ 11,300	$ 7,300	$ 1,083

[1]	Amounts shown are before third-party issuance costs.
[2]	Carrying value of preferred stock exchanged was $1,083 million.